Exhibit 99.18

Client Name:
Client Project Name:	OBX 2023-NQM3
Start - End Dates:	1/21/2015 - 1/10/2023
Deal Loan Count:	95

Conditions Report 2.0

Loans in Report:	95
Loans with Conditions:	32

4 - Total Active Conditions
4 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
3 - Category: FEMA
31 - Total Satisfied Conditions

3 - Credit Review Scope
2 - Category: Assets
1 - Category: Title
14 - Property Valuations Review Scope
13 - Category: Appraisal
1 - Category: FEMA
14 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Federal Consumer Protection
12 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Property Valuations Review Scope
1 - Category: Appraisal

©2023 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.